UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-4471_

Value Line Aggressive Income Trust

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: January 31, 2008

Date of reporting period: July 31, 2007

Item I. Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 7/31/07 is included with this Form.

INVESTMENT ADVISER	Value Line, Inc. 220 East 42nd Street New York, NY 10017-5891

DISTRIBUTOR	Value Line Securities, Inc. 220 East 42nd Street New York, NY 10017-5891

CUSTODIAN BANK	State Street Bank and Trust Co. 225 Franklin Street Boston, MA 02110

SHAREHOLDER SERVICING AGENT	State Street Bank and Trust Co. c/o BFDS P.O. Box 219729 Kansas City, MO 64121-9729

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq. 496 Valley Road Cos Cob, CT 06807

TRUSTEES	Jean Bernhard Buttner John W. Chandler Frances T. Newton Francis C. Oakley David H. Porter Paul Craig Roberts Nancy-Beth Sheerr

OFFICERS
Jean Bernhard Buttner
Chairman and President
David T. Henigson
Vice President/Secretary/
Chief Compliance Officer
Stephen R. Anastasio
Treasurer
Howard A. Brecher
Assistant Secretary/
Assistant Treasurer

This report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

#539875

SEMI-ANNUAL REPORT

July 31, 2007

Value Line
Aggressive
Income Trust

Value Line Aggressive Income Trust

To Our Value Line Aggressive

To Our Shareholders:

During the six months ended July 31, 2007, the total return of the Value Line Aggressive Income Trust (the “Trust”) was 0.34%. This outperformed the Lehman Brothers U.S. Corporate High Yield Index(1), a proxy for the overall high-yield market. That index was down 1.87% over the same period.

The first part of the year saw erratic Gross Domestic Product growth, which when combined with the problems in the housing area resulted in a tightening of credit conditions. Earlier in the year, the relative spread of high-yield securities over US Treasuries was at the lower end of its historical range. However, the problems in the mortgage market have spread to other asset classes and caused high-yield securities to move back to their historical norm at roughly 4% above Treasury holdings. While the Federal Reserve may cut interest rates this fall to help lessen the severity of any economic slowdown, this seems to have already been priced into the yield curve at this point. Defaults are still close to record lows for corporate securities, but the ratings agencies forecast this number will rise in the coming 12- month period to its historical average of roughly 4%. The recent volatility has not been good for overall returns, but it has allowed us to invest at rates that have not been seen in a few years. We are optimistic we can continue to raise the yield of the Trust going forward.

Our conservative stance has helped relative performance in the past six-month period. Moreover, given that we believe the next six months will prove to be volatile, we will continue to take a conservative stance and focus our investments in the more liquid and stronger credits available in the high-yield market. We continue to maintain significant holdings in the energy and materials sectors, since global growth should support these areas. We also have a favorable outlook for the earnings and cash flows for these companies, even if the rather volatile underlying commodity prices pull back from their recent levels. Preserving capital in difficult market environments, while generating an attractive dividend yield, remain our goals. Thank you for your continued confidence.

Sincerely,

Jean Bernhard Buttner
Chairman and President

September 17, 2007

(1)	The Lehman Brothers U.S. Corporate High Yield Index is representative of the broad based fixed-income market. It includes non-investment grade corporate bonds. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this unmanaged Index.

Value Line Aggressive Income Trust

Income Trust Shareholders

Economic Observations

The U.S. economy struggled early in the year, posting a first-quarter gross domestic product increase of a scant 0.6%. Then, a combination of rising inventory investment, a pickup in export demand, and gains in government spending and nonresidential construction helped to offset a further decline in housing demand and a slowdown in consumer spending to produce a second-quarter GDP increase of 4.0%. However, that stepup in growth is likely to prove fleeting. Indeed, we are already seeing signs, in the form of additional weakness in housing and a worsening in the employment outlook, to suggest that GDP growth will pull back into the 2% range in the current half of the year. Little improvement is likely in 2008, with GDP growth averaging just 2.0%–2.5%, or so.

This comparatively stable, albeit relatively modest pace of business growth assumes that there are no exogenous global shocks with which to contend, such as a worsening situation in the Middle East, a further surge in oil prices, or a serious misstep by the Federal Reserve Board. Any of these unwelcome events, along with any significant additional slippage in the nation’s employment levels, could well disrupt the orderly pace of economic activity sufficiently to bring on a recession.

Inflation, meantime, remains under control for the most part, thanks to generally stable labor costs and meaningful levels of productivity growth (i.e., labor cost efficiency). Adequate supplies of raw materials are also helping to keep the costs of production from undue escalation. We caution, though, that as the economy moves further along the recovery trail over the next 3 to 5 years, some modest pickup in pricing pressures could emerge. Absent a stronger long-term business expansion than we forecast, or a prolonged rise in oil prices, inflation should be held in check for the most part to the end of the decade. Longer-term interest rates, which are heavily influenced by inflationary expectations, should remain in a comparatively narrow range through that time period.

Value Line Aggressive Income Trust

TRUST EXPENSES (unaudited):

Example

As a shareholder of the Trust, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 through July 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 2/1/07	Ending account value 7/31/07	Expenses* paid during period 2/1/07 thru 7/31/07
Actual	$1,000.00	$1,003.40	$4.27
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	$4.31

*	Expenses are equal to the Trust’s annualized expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Aggressive Income Trust

Portfolio Highlights at July 31, 2007 (unaudited)

Ten Largest Holdings

Issue	Par Value	Value	Percentage of Net Assets
Western Oil Sands, Inc., Secured Notes, 8.38%, 5/1/12	$1,000,000	$1,095,000	3.17%
Gulfmark Offshore, Inc., Guaranteed Notes, 7.75%, 7/15/14	$1,100,000	$1,078,000	3.12%
Bluewater Finance Ltd., Guaranteed Notes, 10.25%, 2/15/12	$1,000,000	$1,051,250	3.04%
Williams Companies, Inc., Notes, 7.13%, 9/1/11	$1,000,000	$1,000,000	2.89%
Celestica, Inc., Senior Subordinated Notes, 7.88%, 7/1/11	$1,000,000	$937,500	2.71%
Allegheny Technologies, Inc., Notes, 8.38%, 12/15/11	$800,000	$828,000	2.39%
Phillips-Van Heusen Corp., Senior Notes, 7.25%, 2/15/11	$750,000	$746,250	2.16%
MediaCom LLC, Senior Notes, 9.50%, 1/15/13	$750,000	$742,500	2.15%
Payless ShoeSource, Inc., Senior Subordinated Notes, 8.25%, 8/1/13	$750,000	$727,500	2.10%
Stone Energy Corp., Senior Subordinated Notes, 8.25%, 12/15/11	$700,000	$689,500	1.99%

Asset Allocation — Percentage of Net Assets

Sector Weightings — Percentage of Total Investment Securities

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)

Principal Amount		Value

CONVERTIBLE CORPORATE BONDS & NOTES (2.7%)
	AIR TRANSPORT (0.7%)
$250,000	ExpressJet Holdings, Inc., 4.25%, 8/1/23	$241,875
	COMPUTER SOFTWARE & SERVICES (1.2%)
400,000	Electronic Data Systems Corp. 3.88%, 7/15/23	408,000
	DRUG (0.8%)
300,000	Bristol-Myers Squibb Co. Debentures, 4.86%, 9/15/23 (1)	303,750
	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $958,738)	953,625

CORPORATE BONDS & NOTES (86.5%)
	AIR TRANSPORT (1.6%)
600,000	CHC Helicopter Corp., Senior Subordinated Notes, 7.38%, 5/1/14	558,000
	AUTO & TRUCK (2.1%)
500,000	Ford Motor Co., Global Landmark Securities, 7.45%, 7/16/31	385,000
400,000	General Motors Corp., Debentures, 8.25%, 7/15/23	326,000
		711,000
	CABLE TV (2.2%)
750,000	MediaCom LLC, Senior Notes, 9.50%, 1/15/13	742,500
	CHEMICAL — DIVERSIFIED (3.7%)
286,000	Equistar Chemicals L.P., Guaranteed Notes, 10.13%, 9/1/08	296,010
500,000	Georgia Gulf Corp., Senior Notes, 9.50%, 10/15/14	475,000
500,000	Mosaic Co. (The), Senior Notes, 7.38%, 12/1/14 (2)	497,500
		1,268,510
	CHEMICAL — SPECIALTY (3.2%)
$600,000	ARCO Chemical Co., Debentures, 9.80%, 2/1/20	$618,000
500,000	PolyOne Corp., Senior Notes, 8.88%, 5/1/12	500,000
		1,118,000
	COAL (2.6%)
500,000	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., Senior Notes, 10.00%, 6/1/12	510,000
400,000	Massey Energy Co., Senior Notes, 6.63%, 11/15/10	373,000
		883,000
	COMPUTER & PERIPHERALS (1.4%)
500,000	Unisys Corp., Senior Notes, 6.88%, 3/15/10	472,500
	DRUG (1.4%)
500,000	Elan Finance PLC, Senior Notes, 7.75%, 11/15/11	482,500
	ELECTRONICS (2.7%)
1,000,000	Celestica, Inc., Senior Subordinated Notes, 7.88%, 7/1/11	937,500
	ENTERTAINMENT (1.3%)
500,000	EchoStar DBS Corp., Senior Notes, 6.63%, 10/1/14	465,000
	FOOD PROCESSING (6.0%)
600,000	Chiquita Brands International, Inc., Senior Notes, 7.50%, 11/1/14	498,000
500,000	Pilgrim’s Pride Corp., Senior Subordinated Notes, 8.38%, 5/1/17	475,000
500,000	Sensient Technologies Corp., 6.50%, 4/1/09	501,922
600,000	Smithfield Foods, Inc., Senior Subordinated Notes, 7.63%, 2/15/08	601,500
		2,076,422

See Notes to Financial Statements.

Value Line Aggressive Income Trust

July 31, 2007

Principal Amount		Value
	HOTEL/GAMING (3.1%)
$600,000	American Casino & Entertainment Properties, Secured Notes, 7.85%, 2/1/12	$618,000
500,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.75%, 4/15/14	470,000
		1,088,000
	NATURAL GAS — DISTRIBUTION (4.5%)
500,000	Berry Petroleum Co., Senior Subordinated Notes, 8.25%, 11/1/16	482,500
600,000	Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Senior Notes, 6.75%, 5/1/14	547,500
500,000	Regency Energy Partners LP, Senior Notes, 8.38%, 12/15/13 (2)	515,000
		1,545,000
	NATURAL GAS — DIVERSIFIED (2.9%)
1,000,000	Williams Companies, Inc., Notes, 7.13%, 9/1/11	1,000,000
	OILFIELD SERVICES/EQUIPMENT (12.1%)
500,000	Allis-Chalmers Energy, Inc., Senior Notes, 9.00%, 1/15/14	495,000
500,000	Basic Energy Services, Inc., Senior Notes, 7.13%, 4/15/16	455,000
1,000,000	Bluewater Finance Ltd., Guaranteed Notes, 10.25%, 2/15/12	1,051,250
1,100,000	Gulfmark Offshore, Inc., Guaranteed Notes, 7.75%, 7/15/14	1,078,000
250,000	North American Energy Partners, Inc., 8.75%, 12/1/11	251,250
400,000	Stallion Oilfield Services, Senior Notes, 9.75%, 2/1/15 (2)	388,000
500,000	W&T Offshore, Inc., Senior Notes, 8.25%, 6/15/14 (2)	470,000
		4,188,500
	PETROLEUM — PRODUCING (10.4%)
$500,000	Encore Acquisition Co., Senior Subordinated Notes, 6.25%, 4/15/14	$435,000
500,000	KCS Energy, Inc., Senior Notes, 7.13%, 4/1/12	490,000
428,000	PetroQuest Energy, Inc., Senior Notes, 10.38%, 5/15/12	430,140
500,000	Plains Exploration & Production Co., Senior Notes, 7.75%, 6/15/15	467,500
700,000	Stone Energy Corp., Senior Subordinated Notes, 8.25%, 12/15/11	689,500
1,000,000	Western Oil Sands, Inc., Secured Notes, 8.38%, 5/1/12	1,095,000
		3,607,140
	R.E.I.T. (0.7%)
250,000	Crescent Real Estate Equities, Senior Notes, 9.25%, 4/15/09	255,783
	RESTAURANT (1.4%)
500,000	O’Charleys, Inc., Senior Subordinated Notes, 9.00%, 11/1/13	500,000
	RETAIL — AUTOMOTIVE (1.4%)
500,000	PEP Boys-Manny Moe & Jack, Senior Subordinated Notes, 7.50%, 12/15/14	477,500
	RETAIL — SPECIAL LINES (6.7%)
500,000	Blyth, Inc., Notes, 7.90%, 10/1/09	502,500
500,000	Broder Brothers Co., Senior Notes, 11.25%, 10/15/10	481,250
600,000	NBTY, Inc., Senior Subordinated Notes, 7.13%, 10/1/15	582,000
750,000	Phillips-Van Heusen Corp., Senior Notes, 7.25%, 2/15/11	746,250
		2,312,000

See Notes to Financial Statements.

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)

Principal Amount		Value
	RETAIL STORE (3.8%)
$500,000	Bon-Ton Stores, Inc., Senior Notes, 10.25%, 3/15/14	$450,000
410,000	Dillard’s, Inc., Notes, 7.85%, 10/1/12	416,227
500,000	Jo-Ann Stores, Inc., Senior Subordinated Notes, 7.50%, 3/1/12	457,500
		1,323,727
	SEMICONDUCTOR (2.3%)
500,000	Advanced Micro Devices, Inc., Senior Notes, 7.75%, 11/1/12	440,000
350,000	AGY Holding Corp., Senior 2nd Lien Notes, 11.00%, 11/15/14 (2)	360,500
		800,500
	SHOE (2.1%)
750,000	Payless ShoeSource, Inc., Senior Subordinated Notes, 8.25%, 8/1/13	727,500
	STEEL — GENERAL (2.4%)
800,000	Allegheny Technologies, Inc., Notes, 8.38%, 12/15/11	828,000
	TELECOMMUNICATION SERVICES (3.0%)
500,000	Alamosa Delaware, Inc., Senior Notes, 8.50%, 1/31/12	520,211
500,000	Citizens Communications Co., Notes, 9.25%, 5/15/11	521,250
		1,041,461
	TRUCKING (1.5%)
500,000	Roadway Corp., Guaranteed Notes, 8.25%, 12/1/08	515,693
	TOTAL CORPORATE BONDS & NOTES (Cost $30,425,758)	29,925,736

PREFERRED STOCKS (0.7%)
	R.E.I.T. (0.7%)
10,000	Health Care REIT, Inc. Series F, 7.58%	$244,900
	TOTAL PREFERRED STOCKS (Cost $250,000)	244,900

WARRANTS (0.0%)
3,334	XO Holdings, Inc., Series A, Expiring 1/16/10*	2,567
2,500	XO Holdings, Inc., Series B, Expiring 1/16/10*	1,325
2,500	XO Holdings, Inc., Series C, Expiring 1/16/10*	538
	TOTAL WARRANTS (Cost $0)	4,430

COMMON STOCKS (2.4%)
	COMPUTER & PERIPHERALS (0.1%)
4,000	Unisys Corp.*	32,360
	ELECTRICAL UTILITY — WEST (0.3%)
5,000	Xcel Energy, Inc.	101,500
	ELECTRONICS (0.1%)
8,000	Bookham, Inc.*	21,040
	MEDICAL SUPPLIES (0.6%)
4,203	Baxter International, Inc.	221,078
	PRECIOUS METALS (0.1%)
12,000	Coeur d’Alene Mines Corp.*	46,920
	R.E.I.T. (0.7%)
10,000	Crescent Real Estate Equities Co.	225,800
	RECREATION (0.0%)
4,000	Meade Instruments Corp.*	9,000
	TRUCKING (0.5%)
5,000	YRC Worldwide, Inc.*	160,600
	TOTAL COMMON STOCKS (Cost $698,697)	818,298
	TOTAL INVESTMENT SECURITIES (92.3%) (Cost $32,333,193)	31,946,989

See Notes to Financial Statements.

Value Line Aggressive Income Trust

July 31, 2007

Principal Amount		Value

REPURCHASE AGREEMENTS (6.7%)
$1,300,000	With Morgan Stanley, 5.02%, dated 7/31/07, due 8/1/07, delivery value $1,300,181 (collateralized by $1,335,000 U.S. Treasury Notes 3.50%, due 8/15/09, with a value of $1,329,518)	$1,300,000
1,000,000	With State Street Bank & Trust, 4.57%, dated 7/31/07, due 8/1/07, delivery value $1,000,127 (collateralized by $1,040,000 U.S. Treasury Notes 4.25% due 8/15/15, with a value of $1,026,956)	1,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost $2,300,000)	2,300,000
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)		349,328
NET ASSETS (100.0%)		$34,596,317
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($34,596,317 ÷ 7,047,165 shares outstanding)		$4.91

*	Non-income producing.
(1)	Rate at July 31, 2007. Floating rate changes quarterly.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

See Notes to Financial Statements.

Value Line Aggressive Income Trust

Statement of Assets and Liabilities at July 31, 2007 (unaudited)

Assets:
Investment securities, at value (Cost — $32,333,193)	$31,946,989
Repurchase agreements (Cost — $2,300,000)	2,300,000
Cash	84,445
Interest receivable	693,978
Receivable for trust shares sold	2,027
Total Assets	35,027,439
Liabilities:
Payable for securities purchased	253,082
Dividends payable to shareholders	50,944
Payable for trust shares repurchased	40,165
Accrued expenses:
Advisory fee	10,714
Service and distribution plan fees payable	4,576
Trustees’ fees and expenses	1,044
Other	70,597
Total Liabilities	431,122
Net Assets	$34,596,317
Net assets consist of:
Shares of beneficial interest, at $0.01 par value (authorized unlimited, outstanding 7,047,165 shares)	$70,472
Additional paid-in capital	99,225,954
Distributions in excess of net investment income	(56,981)
Accumulated net realized loss on investments	(64,256,924)
Unrealized net depreciation of investments and foreign currency translations	(386,204)
Net Assets	$34,596,317
Net Asset Value, Offering and Redemption Price, Per Outstanding Share ($34,596,317 ÷ 7,047,165 shares of beneficial interest outstanding)	$4.91

Statement of Operations for the Six Months Ended July 31, 2007 (unaudited)

Investment Income:
Interest	$1,359,960
Dividends (Net of foreign withholding tax of $1,048)	21,042
Total Income	1,381,002
Expenses:
Advisory fee	136,382
Service and distribution plan fees	45,461
Transfer agent fees	18,663
Custodian fees	15,709
Printing and postage	13,371
Auditing and legal fees	9,689
Registration and filing fees	5,256
Telephone	1,820
Trustees’ fees and expenses	1,422
Insurance	1,057
Other	1,495
Total Expenses Before Custody Credits and Fees Waived	250,325
Less: Advisory Fee Waived	(72,737)
Less: Service and Distribution Plan Fees Waived	(18,184)
Less: Custody Credits	(2,514)
Net Expenses	156,890
Net Investment Income	1,224,112
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain	247,873
Change in Net Unrealized Appreciation/(Depreciation)	(1,307,647)
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	(1,059,774)
Net Increase in Net Assets from Operations	$164,338

See Notes to Financial Statements.

Value Line Aggressive Income Trust

Statement of Changes in Net Assets
for the Six Months Ended July 31, 2007 (unaudited) and for the Year Ended January 31, 2007

	Six Months Ended July 31, 2007 (unaudited)	Year Ended January 31, 2007
Operations:
Net investment income	$1,224,112	$2,601,204
Net realized gain on investments	247,873	107,473
Change in net unrealized appreciation/(depreciation)	(1,307,647)	250,607
Net increase in net assets from operations	164,338	2,959,284
Distributions to Shareholders:
Net investment income	(1,224,055)	(2,610,682)
Trust Share Transactions:
Proceeds from sale of shares	940,201	2,367,483
Proceeds from reinvestment of distributions to shareholders	900,320	1,949,954
Cost of shares repurchased*	(3,524,932)	(11,086,213)
Net decrease in net assets from Trust share transactions	(1,684,411)	(6,768,776)
Total Decrease in Net Assets	(2,744,128)	(6,420,174)
Net Assets:
Beginning of period	37,340,445	43,760,619
End of period	$34,596,317	$37,340,445
Distributions in excess of net investment income, at end of period	$(56,981)	$(57,038)

* Net of redemption fees (see Note 1H and Note 2)

See Notes to Financial Statements.

Value Line Aggressive Income Trust

Notes to Financial Statements (unaudited)

1.	Significant Accounting Policies

Value Line Aggressive Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Trust is to maximize current income through investment in a diversified portfolio of high-yield fixed-income securities. As a secondary investment objective, the Trust will seek capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (issuers’ inability to meet principal and interest payments on their obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A)  Security Valuation. The Trustees have determined that the value of bonds and other fixed income corporate securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service that determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Securities, other than bonds and other fixed income securities, not priced in this manner are valued at the midpoint between the latest available and representative bid and asked prices or, when stock exchange valuations are used, at the latest quoted sale price as of the regular close of business of the New York Stock Exchange on the valuation date. Other assets and securities for which market valuations are not readily available are valued at their fair value as the Trustees may determine. In addition, the Trust may use the fair value of a security when the closing price on the primary exchange where the security is traded no longer reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer. Short term instruments with maturities of 60 days or less, at the date of purchase, are valued at amortized cost which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Trust’s financial statement disclosures.

(B)    Repurchase Agreements.    In connection with repurchase agreements, the Trust’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Trust’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Value Line Aggressive Income Trust

July 31, 2007

(C)    Distributions.    It is the policy of the Trust to distribute all of its net investment income to shareholders. Dividends from net investment income will be declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually or more frequently if necessary to comply with the Internal Revenue Code. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.

(D)    Federal Income Taxes.    It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Trust, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. As of July 31, 2007, management has reviewed the tax positions for the tax years still subject to tax audit under the statute of limitations, evaluated the implication of FIN 48, and determined that there is no impact to the Trust’s financial statements at this time.

(E)    Foreign Currency Translation.    The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Trust does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Trust and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/(depreciation) on investments.

(F)    Representations and Indemnifications.    In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that maybe made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

(G)    Security Transactions.    Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Dividends received in excess of income are recorded as a reduction of cost of

Value Line Aggressive Income Trust

Notes to Financial Statements (unaudited)

investments and/or realized gain on Real Estate Investment Trusts (REITs).

(H)    Redemption Fees.    The Trust charges a 2% redemption fee on shares held for less than 120 days. Such fees are retained by the Trust and accounted for as paid in capital.

2.	Trust Share Transactions and Distributions to Shareholders

Transactions in shares of beneficial interest in the Trust were as follows:

	Six Months Ended July 31, 2007 (unaudited)	Year Ended January 31, 2007
Shares sold	185,378	477,167
Shares issued to shareholders in reinvestment of dividends	178,035	393,013
Shares repurchased	(696,145)	(2,233,473)
Net decrease	(332,732)	(1,363,293)
Dividends per share from net Investment income	$0.1695	$0.3245

Redemption fees of $2,691 and $3,979 were retained by the Trust for the six months ended July 31, 2007 and the year ended January 31, 2007, respectively.

3.	Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended July 31, 2007 (unaudited)
Purchases:
Investment Securities	$5,027,180
Sales:
Investment Securities	$6,517,860

4.	Income Taxes (unaudited)

At July 31, 2007, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$34,633,193
Gross tax unrealized appreciation	$552,517
Gross tax unrealized depreciation	(938,721)
Net tax unrealized depreciation on investments	$(386,204)
Capital loss carryforward, expires January 31, 2008	$(17,303,550)
Capital loss carryforward, expires January 31, 2009	(20,922,783)
Capital loss carryforward, expires January 31, 2010	(20,653,696)
Capital loss carryforward, expires January 31, 2011	(5,624,767)
Capital loss carryforward, at January 31, 2007	$(64,504,796)

To the extent future capital gains are offset by capital losses, the Trust does not anticipate distributing any such gains to the shareholders. It is uncertain whether the Trust will be able to realize the benefits of the losses before they expire.

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $136,382 was paid or payable to Value Line, Inc., the Trust’s investment adviser, (the “Adviser”), for the six months ended July 31, 2007. This was computed at an annual rate of 0.75 of 1% per year on the first $100 million of the Trust’s average daily net assets for the year, and 0.50 of 1% on the average daily net assets in excess thereof. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services and office space. The Adviser also provides persons, satisfactory to the Trust’s Trustees, to act as officers of the Trust and pays their salaries and wages. Direct expenses of the Trust are charged

Value Line Aggressive Income Trust

July 31, 2007

to the Trust while common expenses of the Value Line Funds are allocated proportionately based upon the funds’ respective net assets. The Trust bears all other costs and expenses. Effective March 7, 2006, the Adviser voluntarily waived 0.40% of the advisory fee. Effective June 1, 2007, the Adviser contractually agreed to continue to waive 0.40% of the Trust’s advisory fee for a one year period. The fee waiver amounted to $72,737 for the six months ended July 31, 2007. The Adviser has no right to recoup previously waived amounts.

The Trust has a Service and Distribution Plan (the “Plan”). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the “Distributor”) for advertising, marketing and distributing the Trust’s shares and for servicing the Trust’s shareholders at an annual rate of 0.25% of the Trust’s average daily net assets. Fees amounting to $45,461, before fee waivers, were accrued under the Plan for the six months ended July 31, 2007. Effective March 7, 2006, the Distributor voluntarily waived 0.10% of the fee under the Plan. Effective June 1, 2007, the Distributor contractually agreed to continue to waive 0.10% of the fee for a one year period. The fee waiver amounted to $18,184 for the six months ended July 31, 2007. The Distributor has no right to recoup previously waived amounts.

For the six months ended July 31, 2007, the Trust’s expenses were reduced by $2,514 under a custody credit arrangement with the custodian.

Certain officers and a director of the Adviser and Value Line Securities, Inc., are also officers and a Trustee of the Trust. At July 31, 2007, the officers and Trustee as a group owned 1,608 shares of beneficial interest in the Trust, representing less than 1% of the outstanding shares.

Value Line Aggressive Income Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

			Years Ended January 31,
	Six Months Ended July 31, 2007 (unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of year	$5.06		$5.01	$5.16	$5.06	$4.35	$4.74
Income from investment operations:
Net investment income	0.17		0.32	0.31	0.33	0.34	0.41
Net gains or losses on securities (both realized and unrealized)	(0.15)		0.05	(0.15)	0.09	0.70	(0.40)
Total from investment operations	0.02		0.37	0.16	0.42	1.04	0.01
Redemption fees	0.00	(3)	0.00 (3)	0.00 (3)	0.01	0.01	0.01
Less distributions:
Dividends from net investment income	(0.17)		(0.32)	(0.31)	(0.33)	(0.34)	(0.41)
Net asset value, end of period	$4.91		$5.06	$5.01	$5.16	$5.06	$4.35
Total return	0.34	%(4)	7.80%	3.32%	8.55%	25.01%	0.40%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$34,596		$37,340	$43,761	$59,919	$64,101	$53,006
Ratio of expenses to average net assets(1)	1.38	%(5)	1.50%	1.45%	1.39%	1.43%	1.37%
Ratio of expenses to average net assets(2)	0.86	%(5)	1.05%	1.45%	1.39%	1.43%	1.37%
Ratio of net investment income to average net assets	6.73	%(5)	6.54%	6.19%	6.28%	6.98%	9.12%
Portfolio turnover rate	15	%(4)	31%	27%	69%	76%	59%

(1)	Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of a portion of the advisory fee by the Adviser and a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of custody credits, but exclusive of the waiver of a portion of the advisory fee by the Adviser and the waiver of the service and distribution plan fees by the Distributor, would have been 1.36% (annualized) for the six months ended July 31, 2007, 1.49% for the year ended January 31, 2007 and would not have changed for the other years shown.

(2)	Ratio reflects expenses net of the waiver of a portion of the advisory fee by the Adviser and a portion of the service and distribution plan fees by the Distributor and net of the custody credit arrangement.

(3)	Amount is less than $0.01 per share.

(4)	Not annualized.

(5)	Annualized.

See Notes to Financial Statements.

Value Line Aggressive Income Trust

Factors Considered by the Board in Approving the Investment Advisory
Agreement for Value Line Aggressive Income Trust (unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), annually to consider the investment advisory agreement (the “Agreement”) between the Trust and its investment adviser, Value Line, Inc. (“Value Line”). As required by the 1940 Act, the Board requested and Value Line provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement held on March 8, 2007, the Independent Trustees met in executive sessions separately from the non-Independent Trustee of the Trust and any officers of Value Line. In selecting Value Line and approving the continuance of the Agreement, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees.

Both in the meeting that specifically addressed the approval of the Agreement and at other meetings held during the course of the year, the Board, including the Independent Trustees, received materials relating to Value Line’s investment and management services under the Agreement. These materials included information on (i) the investment performance of the Trust over various periods of time compared to the performance of a peer group of funds consisting of the Trust and all retail and institutional high current yield funds regardless of asset size or primary channel of distribution (the “Performance Universe”), as classified by Lipper Inc., an independent evaluation service (“Lipper”), and to the Trust’s benchmark index; (ii) sales and redemption data with respect to the Trust; (iii) the general investment outlook in the markets in which the Trust invests; (iv) arrangements with respect to the distribution of the Trust’s shares; (v) the allocation of the Trust’s brokerage (none of which was effected through any affiliate of Value Line); and (vi) the overall nature, quality and extent of services provided by Value Line.

As part of the review of the continuance of the Agreement, the Board requested, and Value Line provided, additional information in order to evaluate the quality of Value Line’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Trustees engaged in an extensive review of information, which included data comparing: (i) the Trust’s management fees, transfer agent/custodian fees, service fees (including 12b-1 fees), and other non-management fees, to those incurred by a peer group of funds consisting of the Trust and 12 other retail no-load high current yield funds, as selected objectively by Lipper (the “Expense Group”), and a peer group of funds consisting of the Trust, the Expense Group and all other retail no-load high current yield funds, as selected objectively by Lipper (the “Expense Universe”); (ii) the Trust’s average expense ratio to those of its Expense Group and Expense Universe; (iii) the Trust’s investment performance over various time periods to the average performance of the Performance Universe as well as the 10 or 30 (depending upon availability) largest retail high current yield funds as selected by Lipper (the “Lipper Index”); (iv) Value Line’s financial results and condition, including Value Line’s and its affiliates’ profitability from the services that have been performed for the Trust as well as the Value Line family of funds; (v) the Trust’s current investment management staffing; and (vi) the Trust’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information.

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Value Line Aggressive Income Trust

Factors Considered by the Board in Approving the Investment Advisory
Agreement for Value Line Aggressive Income Trust (unaudited)

Investment Performance.    The Board reviewed the Trust’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Trust’s performance for the one-year, three-year, five-year and ten-year periods ended December 31, 2006 was below the performance of both the Performance Universe average and the Lipper Index.

Value Line’s Personnel and Methods.    The Board reviewed the background of the portfolio manager responsible for the daily management of the Trust’s portfolio, achieving the Trust’s investment objective and adhering to the Trust’s investment strategy. The Independent Trustees also engaged in discussions with Value Line’s senior management who are responsible for the overall functioning of the Trust’s investment operations. Based on this review, the Board concluded that the Trust’s management team and Value Line’s overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses.    The Board considered Value Line’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Board noted that, effective March 7, 2006, Value Line voluntarily agreed to waive a portion of the Trust’s management fee, effectively reducing the management fee rate from 0.75% to 0.35% of the Trust’s average daily net assets. As a result of this voluntary management fee waiver, the Board noted that, for the most recent fiscal year, the Trust’s management fee rate (after giving effect to the voluntary management fee waiver) was less than that of both the Expense Group average and the Expense Universe average. In addition, the Board and Value Line agreed that the management fee waiver, as described above, for a one-year period effective June 1, 2007, would be contractually imposed so that it could not be changed without the Board’s approval during such period. Based on these factors, the Board determined that the Trust’s management fee rate payable to Value Line under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable.

The Board also considered that the Trust’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that, effective March 7, 2006, Value Line Securities, Inc., the Trust’s principal underwriter, voluntarily agreed to waive a portion of the Trust’s Rule 12b-1 fee, effectively reducing the Trust’s Rule 12b-1 fee rate from 0.25% to 0.15% of the Trust’s average daily net assets. As a result of this voluntary Rule 12b-1 fee waiver and the management fee waiver, the Board noted that the Trust’s total expense ratio (after giving effect to these waivers) was only slightly higher than that of both the Expense Group average and the Expense Universe average and concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement for the coming year. The Board also noted that Value Line Securities, Inc. contractually agreed to waive a portion of the Trust’s Rule 12b-1 fee, as described above, for a one-year period effective June 1, 2007 so that such waiver could not be changed without the Board’s approval during such period.

Nature and Quality of Other Services.    The Board considered the nature, quality, cost and extent of other services provided by Value Line and its affiliate, Value Line Securities, Inc., the Trust’s principal underwriter. At meetings held throughout the year, the Board reviewed the effectiveness of Value Line’s overall compliance program, as well as the services provided by Value Line Securities, Inc. The Board also reviewed the services provided by Value Line and its affiliate in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliate were satisfactory, reliable and beneficial to the Trust’s shareholders.

Value Line Aggressive Income Trust

Factors Considered by the Board in Approving the Investment Advisory
Agreement for Value Line Aggressive Income Trust (unaudited)

Profitability.    The Board considered the level of Value Line’s profits with respect to the management of the Trust, including the impact of certain actions taken during 2005, 2006 and 2007. These actions included Value Line’s review of its methodology in allocating certain of its costs to the management of each fund, the reduction of management and/or Rule 12b-1 fees for certain funds (both of which type of reductions may be changed by Value Line or Value Line Securities, Inc. (as the case may be) for certain funds or, for other funds, may not be changed during a set term unless approved by the Board), Value Line’s termination of the use of soft dollar research, and the cessation of trading through Value Line Securities, Inc. Based on a review of these actions and Value Line’s overall profitability, the Board concluded that Value Line’s profits from management of the Trust, including the financial results derived from the Trust, bear a reasonable relationship to the services rendered and are fair for the management of the Trust in light of the business risks involved.

Other Benefits.    The Board also considered the character and amount of other direct and incidental benefits received by Value Line and its affiliates from their association with the Trust. The Board concluded that potential “fall-out” benefits that Value Line and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Trust.

Economies of Scale.    The Board noted that, given the current and anticipated size of the Trust, any perceived and potential economies of scale were not yet a relevant consideration for the Trust and additional break points in the management fee was determined not to be necessary at this time.

Conclusion.    The Board, in light of Value Line’s overall performance and actions taken with respect to the rate at which the management fees and Rule 12b-1 fees are charged, considered it appropriate to continue to retain Value Line as the Trust’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board concluded that the Trust’s Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.

Value Line Aggressive Income Trust

Management of the Trust

MANAGEMENT INFORMATION

The business and affairs of the Trust are managed by the Trust’s officers under the direction of the Board of Trustees. The following table sets forth information on each Trustee and Officer of the Trust. Each Trustee serves as a director or trustee of each of the 14 Value Line Funds. Each Trustee serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
Interested Trustee*
Jean Bernhard Buttner Age 72	Chairman of the Board of Trustees and President	Since 1987
Chairman, President and Chief Executive Officer of Value Line, Inc. (the “Adviser”) and Value Line Publishing, Inc. Chairman and President of each of the 14 Value Line Funds and Value Line Securities, Inc. (the “Distributor”).
Value Line, Inc.
Non-Interested Trustees
John W. Chandler 1611 Cold Springs Road Williamstown, MA 01267 Age 83	Trustee	Since 1991	Consultant, Academic Search Consultation Service, Inc. 1992–2004; Trustee Emeritus and Chairman (1993–1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None
Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 65	Trustee	Since 2000	Customer Support Analyst, Duke Power Company.	None
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 75	Trustee	Since 2000
Professor of History, Williams College, 1961 to 2002; Professor Emeritus since 2002; President Emeritus since 1994 and President, 1985–1994; Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 71	Trustee	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, 1987–1998.	None

Value Line Aggressive Income Trust

Management of the Trust

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 68	Trustee	Since 1987	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 58	Trustee	Since 1996	Senior Financial Advisor, Veritable L.P. (investment adviser) since 2004; Senior Financial Advisor, Hawthorn, 2001–2004.	None
Officers
David T. Henigson Age 49	Vice President/ Secretary/Chief Compliance Officer	Since 1994
Director, Vice President and Compliance Officer of the Adviser. Director and Vice President of the Distributor. Vice President, Secretary and Chief Compliance Officer of each of the 14 Value Line Funds.

Stephen R. Anastasio Age 48	Treasurer	Since 2005	Controller of the Adviser until 2003; Chief Financial Officer of the Adviser 2003–2005; Treasurer of the Adviser since 2005. Treasurer of each of the 14 Value Line Funds.
Howard A. Brecher Age 53	Assistant Secretary/ Assistant Treasurer	Since 2005	Director, Vice President and Secretary of the Adviser. Director and Vice President of the Distributor.

*	Mrs. Buttner is an “interested person” as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

The Trust’s Statement of Additional Information (SAI) includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling 1-800-243-2729.

Value Line Aggressive Income Trust

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Trust voted these proxies during the most recent 12-month period ended June 30 is available through the Trust’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Aggressive Income Trust

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Value Line Aggressive Income Trust

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — The Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am – 5pm CST, Monday – Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.
	(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner
Jean B. Buttner, President

Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:      September 28, 2007